MFS® DIVERSIFIED TARGET RETURN FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL EQUITY FUND MFS® GLOBAL GROWTH FUND	MFS® STRATEGIC INCOME FUND MFS® UTILITIES FUND

Effective immediately, the sub-section entitled "Ownership of Fund Shares" in Appendix D entitled "Portfolio Manager(s)" is hereby restated for MFS Diversified Target Return Fund and MFS Global Growth Fund as follows:

Ownership of Fund Shares

The following table shows the dollar range of equity securities of each of MFS Diversified Target Return Fund and MFS Global Growth Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended October 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Diversified Target Return Fund	Joseph C. Flaherty Jr.	D
	Natalie I. Shapiro	D
	Curt Custard	N
	Jonathan Davies	N
	Andreas Koester	N

MFS Global Growth Fund	David A. Antonelli	D
	Jeffrey C. Constantino	D

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